INVESTMENTS IN EQUITY AND COST INVESTEES (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)	Apr. 30, 2016
Schedule of Equity Method Investments [Line Items]
Equity method investment remaining percentage			80.00%	80.00%
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 325	¥ 2,000
Heilongjiang Ruixing Technology Co. [Member]
Schedule of Equity Method Investments [Line Items]
Cost Method Investment Ownership Percentage	6.00%				8.31%
Cost Method Investment Dividends	$ 1,109
Shenhua Hollysys Information Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Cost Method Investment Ownership Percentage			20.00%	20.00%
Cost Method Investment Dividends		$ 249